Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Classification and Linkage Terms of Financial Instruments [Abstract]
Schedule of classification and linkage terms of financial instruments
	NIS	USD	Other (*)	Total
December 31, 2022
Cash	37,812	639,318	8,232	685,362
Bank deposits	100,289	246,374	—	346,663
Restricted deposits	524	386	—	910
Trade receivables (net)	46	1,867	4,429	6,342
Other receivables	1,817	3,150	2,333	7,300
Investment in securities	—	114,984	—	114,984
	140,488	1,006,079	14,994	1,161,561
Financial liabilities at amortized cost	(11,545)	(9,851)	(16,340)	(37,736)
Total net financial assets (liabilities)	128,943	996,228	(1,346)	1,123,825

December 31, 2021
Cash	72,190	753,320	28,116	853,626
Bank deposits	80,457	421,512	—	501,969
Restricted deposits	569	80	—	649
Trade receivables (net)	36	130	3,256	3,422
Other receivables	4,240	806	856	5,902
	157,492	1,175,848	32,228	1,365,568
Financial liabilities at amortized cost	(10,392)	(3,623)	(7,096)	(21,111)
Total net financial assets (liabilities)	147,100	1,172,225	25,132	1,344,457

Schedule of sensitivity analysis of changes in exchange rate of dollar
Profit (loss) from the change
Increase at a rate of 5%	6,447
Increase at a rate of 10%	12,894
Decrease at a rate of 5%	(6,447)
Decrease at a rate of 10%	(12,894)

Schedule of fair value of financial instruments position
December 31, 2022
	Level 1	Level 2	Total
Financial assets:
Traded shares	114,984	—	114,984
Total assets:	114,984	—	114,984
Financial liabilities:
Liability in respect of warrants	—	69	69
Contingent consideration in business combination	—	4,982	4,982
Total liabilities	—	5,051	5,051
Presented under current liabilities	—	4,982	4,982
Presented under non-current liabilities	—	69	69

December 31, 2021
	Level 2	Level 3	Total
Financial liabilities:
Liability in respect of warrants	3,697	—	3,697
Share price protection for previous shareholders of Subsidiary acquired	5,768	—	5,768
Contingent consideration in business combination	—	8,792	8,792
Total liabilities	9,465	8,792	18,257
Presented under current liabilities	6,118	8,792	14,910
Presented under non-current liabilities	3,347	—	3,347

Schedule of Level 3 financial instruments carried at fair value
	2021	2022
	Contingent consideration in business combinations
Balance as of January 1	—	(8,792)
Arising from business combinations (*)	(10,159)	(5,196)
Net changes in fair value (unrealized)	1,367	1,948
Payment	—	4,353
Transfers out of level 3	—	7,687
Balance as of December 31	(8,792)	—

(*)	2022:

See Note 9.B(1) regarding acquisition of GIS for information in relation to the contingent consideration liability at the amount of $5,196 arising from business combination.

2021:

See Note 9.B(4) regarding acquisition of NanoFabrica for information in relation to the contingent consideration liability at the amount of $1,367 arising from business combination.

See Note 9.B(5) regarding acquisition of Essemtec for information in relation to the contingent consideration liability at the amount of $8,792 arising from business combination.

Schedule of repayment dates of financial liabilities
	First year	More than a year	Total
December 31, 2022
Trade payables	3,722	—	3,722
Other payables	18,810	—	18,810
Financial derivatives and deferred consideration	8,798	69	8,867
Lease liabilities	4,846	12,374	17,220
Other long-term liability	363	1,011	1,374
Liability in respect of government grants	494	1,492	1,986
	37,033	14,946	51,979
December 31, 2021
Trade payables	2,833	—	2,833
Other payables	11,322	—	11,322
Financial derivatives	14,910	3,347	18,257
Lease liabilities	2,086	3,336	5,422
Other long-term liability	417	1,104	1,521
Liability in respect of government grants	428	1,560	1,988
	31,996	9,347	41,343